Submission	Jul. 24, 2026
Submission [Line Items]
Central Index Key	0001435617
Registrant Name	POWERDYNE INTERNATIONAL, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES